Leases (Details) - Schedule of Lease liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Composition:
Lease liabilities in respect of lease of vehicles	$ 93	$ 128
Less current maturities	60	60
Lease liabilities	$ 33	$ 68